Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [abstract]
Revenue recognized in the year relating to the opening contract liability balance	kr 25,601	kr 19,745
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	(7)	(186)
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	kr 169,609	kr 138,234